Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Stock Option One [Member]
Offsetting Assets [Line Items]
Risk free interest rate	1.54%
Dividend yield	0.00%
Volatility	100.00%
Stock price	$ 0.50
Weighted average life	5 years
April 2020 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	0.44%
Dividend yield	0.00%
Volatility	100.00%
Stock price	$ 0.50
Weighted average life	5 years
February 2021 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	0.64%
Dividend yield	0.00%
Volatility	100.00%
Stock price	$ 0.34
Weighted average life	5 years
November 2022 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	3.22%
Dividend yield	0.00%
Volatility	120.00%
Stock price	$ 0.15
Weighted average life	5 years
August 2024 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	3.09%
Volatility	91.00%
Stock price	$ 0.16
Weighted average life	5 years